Income per Common Share: (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Income Per Common Share

	Six months ended June 30,
	2023	2024

Net income attributable to Pyxis Tankers Inc.	$11,870	$8,842

Dividend Series A Convertible Preferred Stock	(418)	(383)
Net income attributable to common shareholders	$11,452	$8,459

Weighted average number of common shares, basic	10,754,405	10,479,962
Net income per common share, basic	$1.06	$0.81

Net income attributable to common shareholders, diluted	11,870	8,842
Weighted average number of common shares, diluted	12,577,390	12,124,208
Net income per common share, diluted	$0.94	$0.73